Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising short-term remuneration (excluding remuneration subject to long-term objectives), Senior management (Details)
€ in Thousands
	12 Months Ended
	Dec. 31, 2025 EUR (€) employee shares people	Dec. 31, 2024 EUR (€) employee shares people	Dec. 31, 2023 employee
Disclosure of transactions between related parties [line items]
Number of persons | employee	198,403	206,753	212,764
Fixed	€ 6,585	€ 6,585
Variable remuneration in cash	3,387	3,130
Variable remuneration in shares	3,387	3,130
Pension contribution	2,461	2,444
Other remuneration	5,001	5,815
Total	€ 29,462	€ 30,214
Senior Management
Disclosure of transactions between related parties [line items]
Number of persons | people	15	14
Fixed	€ 19,255	€ 16,466
Pension contribution	4,910	4,520
Other remuneration	6,456	7,153
Total	€ 57,592	€ 49,531
Award, number of shares (in shares) | shares	894,587	1,611,965
Deferred amount in shares not linked to long-term objectives (in shares) | shares	416,410	725,399
Senior Management | Variable remuneration (bonus) - Immediate payment
Disclosure of transactions between related parties [line items]
Variable remuneration in cash	€ 9,179	€ 7,376
Variable remuneration in shares	9,180	7,377
Senior Management | Deferred variable remuneration
Disclosure of transactions between related parties [line items]
Variable remuneration in cash	4,306	3,319
Variable remuneration in shares	€ 4,306	€ 3,320